Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]	Changes in the liability for product warranty and deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

	Product Warranty	Deferred Revenue
Liability at January 1, 2019	$22	$1,471
Settlements made during the period	—	(1,087)
Change in liability for warranties issued during the period	—	725
Change in liability for pre-existing warranties	(22)	—
Liability at December 31, 2019	—	1,109
Settlements made during the period	—	(817)
Change in liability for warranties issued during the period	—	447
Change in liability for pre-existing warranties	—	—
Liability at December 31, 2020	$—	$739
Current liability	$—	$438
Non-current liability	—	301
Liability at December 31, 2020	$—	$739